SUPPLEMENT TO:
CALVERT WORLD VALUES FUND, INC.
Calvert Capital Accumulation Fund
Calvert International Equity Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
February 1, 2016
Date of Supplement: March 24, 2016
Change to Portfolio Management Team for Calvert International Opportunities Fund
Jonathan P. Brodsky of investment subadvisor Advisory Research, Inc., will no longer serve as a portfolio manager for Calvert International Opportunities Fund.
Effective March 31, 2016, the statement of additional information is therefore revised as follows:
Delete all references to and related information for Jonathan P. Brodsky from the section “Portfolio Manager Disclosure.”